Note 5 - Fair Value Measurements - Summary of Significant Inputs in Valuation Assumption 1 (Details)	Sep. 30, 2024	Jul. 29, 2024	Jul. 22, 2024	Jun. 26, 2024
Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input
Measurement Input, Share Price [Member] | Minimum [Member]
Derivative Liability, Measurement Input	2.34
Measurement Input, Share Price [Member] | Maximum [Member]
Derivative Liability, Measurement Input	2.39
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative Liability, Measurement Input	1.908			0.873
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative Liability, Measurement Input	1.944			0.917
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input
Measurement Input, Conversion Price [Member]
Derivative Liability, Measurement Input
Measurement Input, Discounting Period Term [Member]
Derivative Liability, Measurement Input
Measurement Input, Discounting Factor [Member]
Derivative Liability, Measurement Input
Measurement Input, Discount Rate [Member]
Derivative Liability, Measurement Input
Common Stock Warrant Liability [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input	2.39	3.29	3.56
Common Stock Warrant Liability [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input	4.11	4.11	4.11
Common Stock Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.156	1.084
Common Stock Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.036	0.041	0.042
Common Stock Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	0.053	0.055	0.055
Common Stock Warrant Liability [Member] | Measurement Input, Discounting Factor [Member]
Warrants and Rights Outstanding, Measurement Input	0.83